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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    August 10, 2011
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $5,503,733

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            FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F)
                     OF THE SECURITY EXCHANGE ACT OF 1934

                                                                                SHARES OR   SHARES     SHARES
                                                                   MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                         TITLE OF CLASS CUSIP NUMBER   (X$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                         -------------- ------------ ------------ --------- ---------- -----------
ABB Ltd-Spon ADR......................                 000375204      40,877    1,575,207 1,575,207   1,575,207
Abbott Laboratories...................                 002824100     124,541    2,366,800 2,366,800   2,366,800
Altria Group Inc......................                 02209S103      58,612    2,219,296 2,219,296   2,219,296
Ametek Inc............................                 031100100      89,800    2,000,000 2,000,000   2,000,000
Amgen Inc.............................                 031162100      95,424    1,635,366 1,635,366   1,635,366
Amphenol Corp.........................                 032095101     103,172    1,910,950 1,910,950   1,910,950
BB&T Corp.............................                 054937107      38,451    1,432,600 1,432,600   1,432,600
Bank of New York Mellon Corp..........                 064058100      81,464    3,179,696 3,179,696   3,179,696
Boeing Co.............................                 097023105      85,149    1,151,746 1,151,746   1,151,746
Broadridge Financial Solutions........                 11133T103      80,839    3,358,485 3,358,485   3,358,485
Caterpillar...........................                 149123101      89,426      840,000   840,000     840,000
Coca Cola Co..........................                 191216100      70,500    1,047,700 1,047,700   1,047,700
Comcast Corp Cl A Special Non-Voting..                 20030N200     106,455    4,393,500 4,393,500   4,393,500
Disney Walt Co........................                 254687106      79,297    2,031,170 2,031,170   2,031,170
Discovery Communications C............                 25470F302      27,047      740,000   740,000     740,000
Direct TV--Class A....................                 25490A101     135,082    2,658,040 2,658,040   2,658,040
Dover Corp............................                 260003108      54,240      800,000   800,000     800,000
DuPont E.I. de Nemours................                 263534109      60,536    1,120,000 1,120,000   1,120,000
Ecolab................................                 278865100      84,570    1,500,000 1,500,000   1,500,000
Exxon Mobil Corp......................                 30231G102     225,712    2,773,558 2,773,558   2,773,558
General Electric Co...................                 369604103      98,106    5,201,824 5,201,824   5,201,824
Glaxosmithkline Spnsrd ADR............                 37733W105      45,663    1,064,400 1,064,400   1,064,400
Hansen Natural Corp...................                 411310105      36,516      451,089   451,089     451,089
Hewlett-Packard Co....................                 428236103      79,834    2,193,250 2,193,250   2,193,250
Illinois Tool Works Inc...............                 452308109      56,490    1,000,000 1,000,000   1,000,000
Intel Corp............................                 458140100      83,034    3,747,003 3,747,003   3,747,003
International Business Machs..........                 459200101     137,588      802,028   802,028     802,028
International Paper Co................                 460146103      94,467    3,167,900 3,167,900   3,167,900
Johnson & Johnson.....................                 478160104     152,244    2,288,700 2,288,700   2,288,700
Liberty Global Inc....................                 530555101      81,700    1,813,938 1,813,938   1,813,938
Liberty Interactive Series A..........                 53071M104     113,243    6,752,704 6,752,704   6,752,704
Liberty Capital Series A..............                 53071M302      34,628      403,824   403,824     403,824
Liberty Media-Starz...................                 53071M708      15,558      206,775   206,775     206,775
Mccormick & Co Inc Com Non Vtg........                 579780206      78,641    1,586,460 1,586,460   1,586,460
Mcdonald`s Corp.......................                 580135101      68,149      808,219   808,219     808,219
Merck & Co Inc........................                 58933Y105      57,877    1,640,036 1,640,036   1,640,036
Microsoft Corp........................                 594918104     167,993    6,461,270 6,461,270   6,461,270
Nike Inc..............................                 654106103     108,876    1,210,000 1,210,000   1,210,000
Nokia Corp-Spon ADR...................                 654902204      38,435    5,986,700 5,986,700   5,986,700
Novartis ADR..........................                 66987V109     124,683    2,040,300 2,040,300   2,040,300
Pepsico Inc...........................                 713448108     119,940    1,702,966 1,702,966   1,702,966
Pfizer Inc............................                 717081103      83,326    4,044,961 4,044,961   4,044,961
Philip Morris.........................                 718172109     107,353    1,607,796 1,607,796   1,607,796
Praxair...............................                 74005P104      92,132      850,000   850,000     850,000
Procter & Gamble Co...................                 742718109     122,609    1,928,728 1,928,728   1,928,728
Royal Dutch Shell Spnsrd ADR..........                 780259206     187,907    2,641,737 2,641,737   2,641,737
SPDR Trust Series 1...................                 78462F103     160,290    1,214,598 1,214,598   1,214,598
Schlumberger Ltd......................                 806857108     148,470    1,718,398 1,718,398   1,718,398
Spectra Energy Corp...................                 847560109      94,177    3,435,850 3,435,850   3,435,850
Staples Inc...........................                 855030102      90,455    5,725,000 5,725,000   5,725,000
State Street Corp.....................                 857477103     136,514    3,027,600 3,027,600   3,027,600
Texas Instruments Inc.................                 882508104      34,327    1,045,600 1,045,600   1,045,600

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
                                                                                 SHARES OR   SHARES     SHARES
                                                                    MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                          TITLE OF CLASS CUSIP NUMBER   (X$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                          -------------- ------------ ------------ --------- ---------- -----------
US Bancorp.............................                 902973304       58,496   2,293,067 2,293,067   2,293,067
UnitedHealth Group Inc.................                 91324P102      166,237   3,222,900 3,222,900   3,222,900
Valmont Industries.....................                 920253101       32,291     335,000   335,000     335,000
Wal-Mart Stores Inc....................                 931142103       39,762     748,253   748,253     748,253
Walgreen Co............................                 931422109      170,859   4,024,000 4,024,000   4,024,000
Weingarten Realty Investors............                 948741103      134,274   5,336,801 5,336,801   5,336,801
Wells Fargo & Co.......................                 949746101      119,400   4,255,160 4,255,160   4,255,160
  TOTAL MARKET VALUE - PENSION PLAN
  SECURITIES...........................                        59    5,503,733